Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 21,026,194		¥ 20,345,165		$ 3,299,466
Total liabilities	12,958,385		14,814,427		$ 2,033,452
Operating revenue:
Operating revenue	11,380,525	$ 1,785,853	11,645,255	¥ 10,603,507
Operating cost:
Operating cost	(5,631,251)	(883,667)	(8,012,187)	(5,609,411)
Gross profit	5,749,274	902,186	3,633,068	4,994,096
Operating expenses:
Total operating expenses	(2,678,851)	(420,370)	(2,199,951)	(2,366,810)
Others	113,480	17,807	146,029	82,422
Income before income tax expense	2,769,534	434,599	685,609	2,706,511
Income tax (expenses)/benefits	(435,418)	(68,327)	(90,629)	(411,959)
Net income/(loss)	2,334,116	366,272	594,980	2,294,552
Less: net income attributable to non-controlling interests	193	30
Net income/(loss) attributable to ordinary shareholders of the Company	2,333,923	366,242	594,980	2,294,552
Net cash used in operating activities	2,667,419	418,574	(211,019)	(778,504)
Net cash provided by/(used in) investing activities	414,615	65,062	(2,136,429)	(783,579)
Net cash provided by financing activities	(1,779,534)	(279,249)	1,233,011	3,058,821
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,278,908	200,688	(1,142,407)	1,488,492
Cash, cash equivalents and restricted cash at beginning of the year	2,839,906	445,643	3,985,626	2,497,134
Cash, cash equivalents and restricted cash at end of the year	4,118,814	$ 646,331	2,839,906	3,985,626
Cumulative effect due to the adoption of ASC 326 (Note 2(e))
Operating expenses:
Cash, cash equivalents and restricted cash at beginning of the year	(3,313)
Cash, cash equivalents and restricted cash at end of the year			(3,313)
VIEs
Variable Interest Entity [Line Items]
Total assets	18,695,950		18,748,833
Total liabilities	16,928,909		17,381,265
Operating revenue:
Operating revenue	11,103,407		11,580,441	10,608,717
Operating cost:
Operating cost	(5,522,630)		(7,980,912)	(5,633,720)
Gross profit	5,580,777		3,599,529	4,974,997
Operating expenses:
Total operating expenses	(4,736,778)		(3,748,151)	(2,978,519)
Others	(369,200)		(798,733)	11,202
Income before income tax expense	474,799		(947,355)	2,007,680
Income tax (expenses)/benefits	(142,201)		131,242	(316,661)
Net income/(loss)	332,598		(816,113)	1,691,019
Less: net income attributable to non-controlling interests	193
Net income/(loss) attributable to ordinary shareholders of the Company	332,405		(816,113)	1,691,019
Net cash used in operating activities	(298,268)		(1,750,611)	(1,250,380)
Net cash provided by/(used in) investing activities	622,696		(2,190,303)	579,207
Net cash provided by financing activities	656,269		3,720,373	1,006,844
Net increase/(decrease) in cash, cash equivalents and restricted cash	980,697		(220,541)	335,671
Cash, cash equivalents and restricted cash at beginning of the year	2,574,938		2,797,805	2,462,134
Cash, cash equivalents and restricted cash at end of the year	3,555,635		2,574,938	2,797,805
VIEs | Cumulative effect due to the adoption of ASC 326 (Note 2(e))
Operating expenses:
Cash, cash equivalents and restricted cash at beginning of the year			(2,326)
Cash, cash equivalents and restricted cash at end of the year				(2,326)
VIEs | Third-party
Operating revenue:
Operating revenue	11,091,978		11,579,992	10,603,507
Operating cost:
Operating cost	(5,520,994)		(7,959,095)	(5,575,251)
Operating expenses:
Total operating expenses	(1,689,151)		(1,360,975)	(1,692,792)
VIEs | Inter-group
Operating revenue:
Operating revenue	11,429		449	5,210
Operating cost:
Operating cost	(1,636)		(21,817)	(58,469)
Operating expenses:
Total operating expenses	(3,047,627)		(2,387,176)	(1,285,727)
Net cash used in operating activities	(4,137,522)		(2,421,318)	(1,131,774)
Net cash provided by/(used in) investing activities	150,468		199,440	(184,188)
Net cash provided by financing activities	2,431,307		2,516,763	433,617
VIEs | External Parties
Operating expenses:
Net cash used in operating activities	3,839,254		670,707	(118,606)
Net cash provided by/(used in) investing activities	472,228		(2,389,743)	763,395
Net cash provided by financing activities	¥ (1,775,038)		¥ 1,203,610	¥ 573,227